Business Combinations - Intangible Assets (Details) - USD ($) $ in Thousands	Nov. 01, 2021	Feb. 17, 2021	Jan. 15, 2021	Dec. 11, 2020	Oct. 28, 2020	Jun. 22, 2020	Jun. 01, 2020	Mar. 02, 2020
Adcole
Business Acquisition [Line Items]
Total intangible assets								$ 9,690
Adcole | Trademark
Business Acquisition [Line Items]
Total intangible assets								$ 1,000
Weighted average useful life in years								10 years
Adcole | Technology
Business Acquisition [Line Items]
Total intangible assets								$ 2,400
Weighted average useful life in years								10 years
Adcole | Customer relationships
Business Acquisition [Line Items]
Total intangible assets								$ 6,100
Weighted average useful life in years								20 years
Adcole | IPR&D
Business Acquisition [Line Items]
Total intangible assets								$ 190
DSS
Business Acquisition [Line Items]
Total intangible assets							$ 850
DSS | Trademark
Business Acquisition [Line Items]
Total intangible assets							$ 150
Weighted average useful life in years							5 years
DSS | Customer relationships
Business Acquisition [Line Items]
Total intangible assets							$ 700
Weighted average useful life in years							20 years
MIS
Business Acquisition [Line Items]
Total intangible assets						$ 35,000
MIS | Trademark
Business Acquisition [Line Items]
Total intangible assets						$ 3,400
Weighted average useful life in years						6 years
MIS | Technology
Business Acquisition [Line Items]
Total intangible assets						$ 16,000
Weighted average useful life in years						10 years
MIS | Customer relationships
Business Acquisition [Line Items]
Total intangible assets						$ 15,600
Weighted average useful life in years						20 years
Roccor
Business Acquisition [Line Items]
Total intangible assets					$ 13,400
Roccor | Trademark
Business Acquisition [Line Items]
Total intangible assets					$ 1,200
Weighted average useful life in years					10 years
Roccor | Technology
Business Acquisition [Line Items]
Total intangible assets					$ 6,500
Weighted average useful life in years					15 years
Roccor | Customer relationships
Business Acquisition [Line Items]
Total intangible assets					$ 5,700
Weighted average useful life in years					20 years
LoadPath
Business Acquisition [Line Items]
Total intangible assets				$ 4,230
LoadPath | Trademark
Business Acquisition [Line Items]
Total intangible assets				$ 560
Weighted average useful life in years				10 years
LoadPath | Technology
Business Acquisition [Line Items]
Total intangible assets				$ 370
Weighted average useful life in years				10 years
LoadPath | Customer relationships
Business Acquisition [Line Items]
Total intangible assets				$ 3,300
Weighted average useful life in years				15 years
Oakman
Business Acquisition [Line Items]
Total intangible assets			$ 7,980
Oakman | Trademark
Business Acquisition [Line Items]
Total intangible assets			$ 80
Weighted average useful life in years			1 year
Oakman | Technology
Business Acquisition [Line Items]
Total intangible assets			$ 4,400
Weighted average useful life in years			15 years
Oakman | Customer relationships
Business Acquisition [Line Items]
Total intangible assets			$ 3,500
Weighted average useful life in years			20 years
DPSS
Business Acquisition [Line Items]
Total intangible assets		$ 24,370
DPSS | Trademark
Business Acquisition [Line Items]
Total intangible assets		$ 170
Weighted average useful life in years		1 year
DPSS | Technology
Business Acquisition [Line Items]
Total intangible assets		$ 11,900
Weighted average useful life in years		20 years
DPSS | Customer relationships
Business Acquisition [Line Items]
Total intangible assets		$ 12,300
Weighted average useful life in years		20 years
Techshot
Business Acquisition [Line Items]
Total intangible assets	$ 4,120
Techshot | Trademark
Business Acquisition [Line Items]
Total intangible assets	$ 240
Weighted average useful life in years	3 years
Techshot | Technology
Business Acquisition [Line Items]
Total intangible assets	$ 1,800
Weighted average useful life in years	10 years
Techshot | Customer relationships
Business Acquisition [Line Items]
Total intangible assets	$ 1,400
Weighted average useful life in years	9 years
Techshot | IPR&D
Business Acquisition [Line Items]
Total intangible assets	$ 680